Related parties transactions and other shareholder matters (Details)	12 Months Ended
Dec. 31, 2017
Vivo Capital, OrbiMed And Abingworth | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percent of issued ordinary shares	6.50%